Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 30.49%
FHLMC (1 Month LIBOR +0.35%) ±	0.46%	12-15-2048	$1,032,193	$ 1,037,720
FHLMC	1.50	3-1-2031	40,053,367	40,937,207
FHLMC	1.75	5-15-2043	2,773,955	2,842,978
FHLMC	2.00	1-1-2036	9,317,701	9,647,954
FHLMC	3.00	10-15-2047	9,967,434	10,436,697
FHLMC	3.00	2-1-2050	949,551	1,011,807
FHLMC	3.00	5-15-2050	5,739,321	6,130,146
FHLMC	3.50	4-1-2049	4,423,054	4,890,256
FHLMC	3.50	11-1-2049	13,924,588	14,810,525
FHLMC	4.00	1-1-2035	140,803	156,980
FHLMC	4.00	1-1-2036	252,503	277,811
FHLMC	4.00	10-1-2036	1,572,306	1,727,627
FHLMC	4.00	3-1-2037	208,677	233,079
FHLMC	4.00	3-1-2037	235,077	264,314
FHLMC	4.00	3-1-2037	362,590	400,630
FHLMC	4.00	4-1-2037	2,091,253	2,315,810
FHLMC	4.00	4-1-2037	1,594,129	1,755,518
FHLMC	4.00	8-1-2038	11,129,753	12,023,503
FHLMC	4.00	1-1-2048	1,297,894	1,441,385
FHLMC	4.00	11-1-2048	10,386,661	11,430,522
FHLMC	4.00	7-1-2049	13,483,137	15,037,274
FHLMC	4.00	7-1-2049	37,368,580	41,245,623
FHLMC	4.50	6-1-2039	203,391	226,307
FHLMC	4.50	7-1-2039	262,929	298,694
FHLMC	4.50	11-1-2048	5,888,458	6,545,228
FHLMC	4.50	3-1-2049	2,497,981	2,799,414
FHLMC	4.50	8-1-2049	21,384,637	23,814,016
FHLMC	5.00	5-1-2048	7,345,192	8,414,921
FHLMC	5.00	3-1-2049	14,056,623	15,937,008
FHLMC	6.50	4-1-2021	9	9
FHLMC Series 1897 Class K	7.00	9-15-2026	259	287
FHLMC Series 264 Class 30	3.00	7-15-2042	10,520,430	10,991,154
FHLMC Series 4426 Class QC	1.75	7-15-2037	4,958,944	5,132,064
FHLMC Series 4705 Class A	4.50	9-15-2042	1,505,977	1,550,420
FHLMC Series 4763 Class CA	3.00	9-15-2038	1,309,586	1,408,605
FHLMC Series 4767 Class KA	3.00	3-15-2048	3,522,383	3,789,860
FNMA	1.50	3-16-2036	54,400,000	54,995,461
FNMA	1.50	1-25-2043	3,780,892	3,878,441
FNMA	1.50	1-25-2043	10,008,586	10,161,882
FNMA	1.50	4-25-2043	1,165,284	1,184,198
FNMA	1.70	8-25-2033	12,478,909	12,898,129
FNMA	1.75	5-25-2043	4,095,174	4,235,671
FNMA	1.75	6-25-2046	23,830,507	24,734,096
FNMA	2.00	1-1-2036	33,708,421	34,903,169
FNMA	2.00	1-25-2036	50,500,000	52,252,146
FNMA	2.00	4-19-2036	27,400,000	28,315,316
FNMA	2.00	6-25-2038	12,594,973	13,123,416
FNMA	2.00	3-11-2051	47,600,000	48,081,578
FNMA	2.00	4-14-2051	36,400,000	36,690,773
FNMA	2.50	2-1-2036	12,157,829	12,971,645
FNMA	2.50	11-25-2044	2,580,638	2,737,900
FNMA	2.50	7-25-2050	23,700,000	24,570,234
FNMA	2.50	10-1-2050	40,396,904	42,278,326
FNMA (12 Month LIBOR +1.59%) ±	2.68	1-1-2046	11,241,314	11,691,477
See accompanying notes to portfolio of investments

Wells Fargo Core Bond Portfolio  |  1

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (12 Month LIBOR +1.58%) ±	2.76%	6-1-2045	$3,159,752	$ 3,280,578
FNMA	3.00	1-1-2043	6,618,903	7,065,035
FNMA	3.00	11-25-2043	2,820,576	2,920,954
FNMA	3.00	5-25-2048	8,423,841	9,076,909
FNMA	3.00	7-25-2049	3,726,862	3,954,756
FNMA	3.00	2-1-2050	551,427	587,244
FNMA	3.50	6-1-2049	1,655,158	1,767,947
FNMA	3.50	11-1-2049	14,543,910	15,471,471
FNMA	4.00	9-1-2033	3,250,020	3,505,718
FNMA	4.00	12-1-2036	265,735	293,661
FNMA	4.00	10-1-2037	1,849,077	2,028,924
FNMA	4.00	9-1-2045	1,064,825	1,208,336
FNMA	4.00	1-1-2046	6,691,104	7,592,620
FNMA	4.00	10-1-2046	712	778
FNMA	4.00	12-1-2046	13,339	14,363
FNMA	4.00	1-1-2047	230,176	247,847
FNMA	4.00	2-1-2047	4,673,530	5,213,024
FNMA	4.00	4-1-2047	659,132	733,199
FNMA	4.00	4-1-2047	623,757	707,471
FNMA	4.00	4-1-2047	525,933	568,142
FNMA	4.00	9-1-2047	354,879	383,872
FNMA	4.00	10-1-2047	2,712	2,920
FNMA	4.00	10-1-2047	641,090	727,139
FNMA	4.00	10-1-2047	614,988	691,762
FNMA	4.00	11-1-2047	24,085	25,951
FNMA	4.00	3-1-2048	301,796	343,015
FNMA	4.00	7-1-2048	23,149,251	25,535,026
FNMA	4.00	9-1-2048	5,277,829	5,808,291
FNMA	4.00	10-1-2048	4,499,784	4,933,916
FNMA	4.00	11-1-2048	4,778,415	5,258,664
FNMA	4.00	12-1-2048	3,477,798	3,941,391
FNMA	4.00	2-1-2049	5,600,056	6,247,673
FNMA	4.00	5-1-2049	380,143	418,741
FNMA	4.00	5-1-2049	3,386,438	3,803,574
FNMA	4.00	5-1-2049	223,491	253,395
FNMA	4.00	12-1-2049	3,783,506	4,213,170
FNMA	4.50	5-1-2034	1,239,776	1,380,965
FNMA	4.50	6-1-2041	219,564	248,451
FNMA	4.50	3-1-2043	2,950,766	3,393,610
FNMA	4.50	3-1-2044	933,626	1,073,819
FNMA	4.50	10-1-2045	4,599,731	5,290,461
FNMA	4.50	2-1-2046	94,957	106,191
FNMA	4.50	6-1-2048	1,773,419	2,041,841
FNMA	4.50	7-1-2048	5,582,472	6,315,650
FNMA	4.50	8-1-2048	8,971,730	10,040,113
FNMA	4.50	10-1-2048	8,039,610	8,960,424
FNMA	4.50	10-1-2048	11,648,552	12,990,839
FNMA	4.50	11-1-2048	2,505,359	2,884,554
FNMA	4.50	1-1-2049	14,272,574	15,981,023
FNMA	4.50	2-1-2049	8,093,351	9,049,438
FNMA	4.50	6-1-2049	6,218,768	6,963,450
FNMA	4.50	7-1-2049	6,154,512	6,891,524
FNMA	4.50	7-1-2049	9,987,315	11,158,948
FNMA	4.50	8-1-2049	5,902,551	6,609,371
FNMA	4.50	3-1-2050	7,049,230	7,909,927
See accompanying notes to portfolio of investments

2  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	4.50%	4-1-2050	$2,330,956	$ 2,653,354
FNMA	4.50	4-1-2050	3,779,721	4,382,444
FNMA	4.50	1-1-2059	11,033,902	12,734,419
FNMA	5.00	7-1-2044	417,938	471,037
FNMA	5.00	10-1-2048	103,667	117,726
FNMA	5.00	12-1-2048	4,597,452	5,141,014
FNMA	5.00	6-1-2049	31,524,331	35,978,438
FNMA	5.00	8-1-2049	39,205,907	45,365,320
FNMA	5.00	8-1-2049	20,634,706	23,707,956
FNMA	5.00	11-1-2049	6,548,685	7,347,056
FNMA	5.50	12-1-2048	4,840,560	5,551,696
FNMA	5.50	6-1-2049	13,202,785	15,365,864
FNMA	6.00	4-1-2022	981	1,101
FNMA	6.00	2-1-2029	2,330	2,632
FNMA	6.00	3-1-2033	25,770	30,857
FNMA	6.00	11-1-2033	8,782	10,527
FNMA	2.00	5-13-2051	68,200,000	68,555,652
FNMA	2.50	12-1-2035	17,281,508	18,485,412
FNMA	2.50	9-1-2050	44,193,984	46,197,960
FNMA	2.50	4-14-2051	78,200,000	80,904,925
FNMA	3.00	6-1-2050	23,113,242	24,663,187
FNMA Series 2017-13 Class PA	3.00	8-25-2046	4,187,821	4,439,095
FNMA Series 2017-M7 Class A2 ±±	2.96	2-25-2027	2,040,000	2,221,042
FNMA Series 2018-14 Class KC	3.00	3-25-2048	4,192,798	4,493,459
FNMA Series 2018-15 Class AB	3.00	3-25-2048	1,561,993	1,677,915
FNMA Series 2018-8 Class KL	2.50	3-25-2047	4,948,920	5,170,256
FNMA Series 414 Class A35	3.50	10-25-2042	9,300,147	9,673,698
GNMA	2.00	3-18-2051	47,700,000	48,413,637
GNMA	2.00	5-20-2051	72,300,000	73,102,078
GNMA	2.50	6-20-2050	72,000,000	74,756,250
GNMA	2.50	4-21-2051	17,900,000	18,546,078
GNMA	3.50	1-20-2048	4,637,980	5,073,097
GNMA	3.50	3-20-2049	3,597,697	3,844,813
GNMA	4.00	6-20-2047	38,770,744	42,118,927
GNMA	4.00	3-20-2048	1,201,220	1,323,983
GNMA	4.00	4-20-2048	4,019,446	4,313,664
GNMA	4.00	4-20-2048	2,122,789	2,339,879
GNMA	4.00	4-20-2048	1,756,465	1,939,842
GNMA	4.00	4-20-2048	1,467,807	1,637,506
GNMA	4.00	5-20-2048	11,629,048	12,533,880
GNMA	4.00	5-20-2049	2,325,867	2,542,755
GNMA	4.00	6-20-2049	7,457,872	8,144,580
GNMA	4.00	7-20-2049	5,710,874	6,236,512
GNMA	4.50	8-15-2047	1,062,569	1,191,163
GNMA	4.50	6-20-2048	7,363,420	8,018,975
GNMA	4.50	2-20-2049	7,343,483	8,285,272
GNMA	4.50	3-20-2049	697,976	767,130
GNMA	4.50	4-20-2049	1,450,343	1,601,411
GNMA	4.50	5-20-2049	1,558,558	1,720,827
GNMA	4.50	5-20-2049	1,857,956	2,054,553
GNMA	4.50	5-20-2049	1,339,488	1,480,524
GNMA	5.00	12-20-2039	145,371	162,512
GNMA	5.00	11-20-2045	261,973	294,827
GNMA	5.00	3-20-2048	11,493,295	12,786,577
GNMA	5.00	5-20-2048	5,820,305	6,378,466
See accompanying notes to portfolio of investments

Wells Fargo Core Bond Portfolio  |  3

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
GNMA	5.00%	6-20-2048	$21,686,703	$ 23,765,190
GNMA	5.00	7-20-2048	3,917,567	4,308,506
GNMA	5.00	8-20-2048	6,228,057	6,824,664
GNMA	5.00	12-20-2048	6,625,994	7,248,394
GNMA	5.00	1-20-2049	1,317,492	1,443,771
GNMA	5.00	1-20-2049	5,547,729	6,359,667
GNMA	5.00	2-20-2049	854,349	957,096
GNMA	5.00	3-20-2049	1,622,663	1,814,241
GNMA	2.50	1-20-2051	48,837,110	50,725,784
GNMA Series 2012-141 Class WA ±±	4.53	11-16-2041	1,212,088	1,353,728
GNMA Series 2017-167 Class BQ	2.50	8-20-2044	5,116,184	5,311,164
GNMA Series 2018-11 Class PC	2.75	12-20-2047	8,325,313	8,697,310
GNMA Series 2019-132 Class NA	3.50	9-20-2049	6,262,047	6,604,692
GNMA Series 2021-23 Class MG	1.50	2-20-2051	13,535,279	13,683,321
Total Agency securities (Cost $1,813,637,763)				1,844,836,575
Asset-backed securities: 7.98%
AmeriCredit Automobile Receivables Series 2020-1 Class A2	1.10	3-20-2023	624,392	625,869
AmeriCredit Automobile Receivables Series 2020-2 Class A2	0.60	12-18-2023	7,214,821	7,229,252
AmeriCredit Automobile Receivables Series 2020-3 Class A3	0.53	6-18-2025	5,324,000	5,339,201
Avis Budget Rental Car Funding LLC Series 2017-1A Class A 144A	3.07	9-20-2023	1,620,000	1,675,913
Avis Budget Rental Car Funding LLC Series 2019-3A Class A1 144A	2.36	3-20-2026	3,825,000	4,015,624
Capital One Multi-Asset Execution Trust Series 2016-A2 Class A2 (1 Month LIBOR+0.63%) ±	0.74	2-15-2024	8,478,000	8,485,325
Capital One Multi-Asset Execution Trust Series 2016-A7 Class A7 (1 Month LIBOR+0.51%) ±	0.62	9-16-2024	5,081,000	5,098,583
College Avenue Student Loan Trust Series 2017-A Class A1 (1 Month LIBOR+1.65%) 144A±	1.77	11-26-2046	2,614,796	2,662,811
College Avenue Student Loan Trust Series 2018-A Class A2 144A	4.13	12-26-2047	1,933,906	2,049,255
College Avenue Student Loan Trust Series 2019- A Class A2 144A	3.28	12-28-2048	3,657,774	3,804,067
College Avenue Student Loan Trust Series 2021-A Class-A2 144A	1.60	7-25-2051	5,391,000	5,347,437
Ford Credit Auto Owner Trust Series 2018-1 Class A 144A	3.19	7-15-2031	3,524,000	3,830,938
Ford Credit Auto Owner Trust Series 2018-2 Class A 144A	3.47	1-15-2030	6,806,000	7,297,373
Ford Credit Auto Owner Trust Series 2019-1 Class A 144A	3.52	7-15-2030	11,868,000	12,858,751
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1	0.70	9-15-2025	4,830,000	4,859,942
GM Financial Trust Series 2021-1 Class A3	0.35	10-16-2025	4,078,000	4,081,647
Navient Student Loan Trust Series 2016-AA Class A2B (1 Month LIBOR+2.15%) 144A±	2.26	12-15-2045	1,815,536	1,871,290
Navient Student Loan Trust Series 2018-CA Class A2 144A	3.52	6-16-2042	1,100,381	1,124,753
Navient Student Loan Trust Series 2018-DA Class A2A 144A	4.00	12-15-2059	5,305,853	5,684,656
Navient Student Loan Trust Series 2019 -D Class A2A 144A	3.01	12-15-2059	10,136,171	10,629,676
See accompanying notes to portfolio of investments

4  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Navient Student Loan Trust Series 2019-A Class A2A 144A	3.42%	1-15-2043	$8,684,304	$ 9,078,601
Navient Student Loan Trust Series 2019-BA Class A2A 144A	3.39	12-15-2059	8,228,000	8,703,652
Navient Student Loan Trust Series 2019-CA Class A2 144A	3.13	2-15-2068	6,899,000	7,075,225
Navient Student Loan Trust Series 2019-FA Class A2 144A	2.60	8-15-2068	8,768,137	9,041,393
Navient Student Loan Trust Series 2019-GA Class A 144A	2.40	10-15-2068	4,506,686	4,637,900
Navient Student Loan Trust Series 2020-2A Class A1A 144A	1.32	8-26-2069	9,735,498	9,630,184
Navient Student Loan Trust Series 2020-A Class A2A 144A	2.46	11-15-2068	7,508,000	7,816,119
Navient Student Loan Trust Series 2020-A ClassA2B (1 Month LIBOR+0.90%) 144A±	1.01	11-15-2068	5,394,000	5,422,362
Navient Student Loan Trust Series 2020-BA ClassA2 144A	2.12	1-15-2069	4,271,000	4,370,410
Navient Student Loan Trust Series 2020-DA Class A 144A	1.69	5-15-2069	3,519,423	3,567,580
Navient Student Loan Trust Series 2020-EA Class A 144A	1.69	5-15-2069	1,271,835	1,297,419
Navient Student Loan Trust Series 2020-GA Class A 144A	1.17	9-16-2069	9,040,037	9,077,924
Navient Student Loan Trust Series 2020-HA Class A 144A	1.31	1-15-2069	4,683,193	4,725,601
Navient Student Loan Trust Series 2020-IA Class A1A 144A	1.33	4-15-2069	17,443,629	17,371,815
Navient Student Loan Trust Series 2021-1A Class A1A 144A	1.31	12-26-2069	5,589,000	5,540,437
Navient Student Loan Trust Series 2021-A Class A 144A	0.84	5-15-2069	3,027,000	3,028,338
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR+0.16%) ±	0.38	1-25-2037	5,980,479	5,927,554
Nelnet Student Loan Trust Series 2004-5 Class A5 (3 Month LIBOR+0.18%) ±	0.40	10-27-2036	2,213,210	2,180,105
Nelnet Student Loan Trust Series 2005-1 Class A5 (3 Month LIBOR+0.11%) ±	0.33	10-25-2033	18,239,093	17,971,294
Nelnet Student Loan Trust Series 2005-2 Class A5 (3 Month LIBOR+0.10%) ±	0.34	3-23-2037	17,755,115	17,307,355
Nelnet Student Loan Trust Series 2005-3 Class A5 (3 Month LIBOR+0.12%) ±	0.36	12-24-2035	13,520,940	13,353,758
Nelnet Student Loan Trust Series 2005-4 Class A4 (3 Month LIBOR+0.18%) ±	0.42	3-22-2032	3,228,179	3,115,408
Santander Drive Auto Receivables Trust Series 2020-1 Class A3	2.03	2-15-2024	2,240,000	2,266,249
Santander Drive Auto Receivables Trust Series 2020-2 Class A2A	0.62	5-15-2023	5,865,615	5,871,642
Santander Drive Auto Receivables Trust Series 2020-3 Class A3	0.52	7-15-2024	4,072,000	4,081,553
Santander Drive Auto Receivables Trust Series 2020-4 Class A3	0.48	7-15-2024	3,655,000	3,664,643
Santander Revolving Auto Loan Trust Series 2019-A Class A 144A	2.51	1-26-2032	5,589,000	5,922,858
SLM Student Loan Trust Series 2003-1 Class A5C (3 Month LIBOR+0.75%) 144A±	0.97	12-15-2032	3,091,981	3,009,448
SLM Student Loan Trust Series 2007-2 Class A4 (3 Month LIBOR+0.06%) ±	0.28	7-25-2022	8,685,310	8,410,519
See accompanying notes to portfolio of investments

Wells Fargo Core Bond Portfolio  |  5

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
SLM Student Loan Trust Series 2010-1 Class A (1 Month LIBOR+0.40%) ±	0.52%	3-25-2025	$1,446,451	$ 1,412,544
SLM Student Loan Trust Series 2012-1 Class A3 (1 Month LIBOR+0.95%) ±	1.07	9-25-2028	10,682,601	10,551,606
SLM Student Loan Trust Series 2012-2 Class A (1 Month LIBOR+0.70%) ±	0.82	1-25-2029	9,266,177	8,982,948
SLM Student Loan Trust Series 2012-6 Class A3 (1 Month LIBOR+0.75%) ±	0.87	5-26-2026	2,369,907	2,345,798
SMB Private Education Loan Trust Series 2015-B Class A2A 144A	2.98	7-15-2027	261,659	266,064
SMB Private Education Loan Trust Series 2016-A Class A2A 144A	2.70	5-15-2031	5,596,745	5,799,203
SMB Private Education Loan Trust Series 2016-B Class A2A 144A	2.43	2-17-2032	2,705,882	2,790,322
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR+1.45%) 144A±	1.56	2-17-2032	7,451,439	7,572,256
SMB Private Education Loan Trust Series 2016-C Class A2B (1 Month LIBOR+1.10%) 144A±	1.21	9-15-2034	2,910,916	2,935,838
SMB Private Education Loan Trust Series 2018-C Class A2A 144A	3.63	11-15-2035	3,363,184	3,560,539
SMB Private Education Loan Trust Series 2019-A Class A2A 144A	3.44	7-15-2036	15,163,018	16,140,797
SMB Private Education Loan Trust Series 2020-BA Class A1A 144A	1.29	7-15-2053	10,465,635	10,510,687
SMB Private Education Loan Trust Series 2020-PTA Class A2A 144A	1.60	9-15-2054	10,058,000	10,194,667
SMB Private Education Loan Trust Series 2020-PTB Class A2A 144A	1.60	9-15-2054	26,019,000	26,288,049
SMB Private Education Loan Trust Series 2021-A Class APT1 144A	1.07	1-15-2053	43,172,000	42,600,580
SoFi Professional Loan Program LLC Series 2016-A Class A2 144A	2.76	12-26-2036	1,288,200	1,309,680
SoFi Professional Loan Program LLC Series 2016-D Class A1 (1 Month LIBOR+0.95%) 144A±	1.07	1-25-2039	237,793	239,031
SoFi Professional Loan Program LLC Series 2016-E Class A1 (1 Month LIBOR+0.85%) 144A±	0.97	7-25-2039	366,469	366,464
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR+0.70%) 144A±	0.82	3-26-2040	497,433	497,692
SoFi Professional Loan Program LLC Series 2017-D Class A2 144A	2.65	9-25-2040	334,805	345,376
SoFi Professional Loan Program LLC Series 2017-E Class A1 (1 Month LIBOR+0.50%) 144A±	0.62	11-26-2040	251,358	251,358
SoFi Professional Loan Program LLC Series 2017-E Class A2B 144A	2.72	11-26-2040	1,616,594	1,644,992
SoFi Professional Loan Program LLC Series 2018-A Class A2B 144A	2.95	2-25-2042	2,443,435	2,495,897
SoFi Professional Loan Program LLC Series 2018-B Class A2FX 144A	3.34	8-25-2047	5,486,060	5,685,135
SoFi Professional Loan Program LLC Series 2020-A Class A2 144A	2.54	5-15-2046	8,057,000	8,382,954
SoFi Professional Loan Program LLC Series 2020-C Class AFX 144A	1.95	2-15-2046	4,176,137	4,264,252
See accompanying notes to portfolio of investments

6  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Triton Container Finance LLC Series 2020-1A Class A 144A	2.11%	9-20-2045	$2,425,922	$ 2,455,295
Verizon Owner Trust Series 2019-C Class A1A	1.94	4-22-2024	569,000	579,541
Total Asset-backed securities (Cost $476,033,688)				482,509,274
Corporate bonds and notes: 23.39%
Communication services: 2.13%
Diversified telecommunication services: 1.28%
AT&T Incorporated	2.25	2-1-2032	4,395,000	4,219,833
AT&T Incorporated	2.75	6-1-2031	1,666,000	1,690,841
AT&T Incorporated	3.00	6-30-2022	4,653,000	4,795,754
AT&T Incorporated	3.10	2-1-2043	952,000	893,737
AT&T Incorporated	3.50	6-1-2041	2,009,000	2,018,573
AT&T Incorporated 144A	3.50	9-15-2053	4,436,000	4,069,246
AT&T Incorporated 144A	3.55	9-15-2055	3,379,000	3,102,398
AT&T Incorporated 144A	3.65	9-15-2059	2,769,000	2,553,024
AT&T Incorporated 144A	3.80	12-1-2057	3,605,000	3,427,345
AT&T Incorporated	3.85	6-1-2060	1,081,000	1,030,842
T-Mobile USA Incorporated 144A	1.50	2-15-2026	5,028,000	5,011,327
T-Mobile USA Incorporated 144A	2.05	2-15-2028	12,200,000	12,082,514
T-Mobile USA Incorporated 144A	3.00	2-15-2041	875,000	820,514
T-Mobile USA Incorporated 144A	3.50	4-15-2025	2,865,000	3,097,724
T-Mobile USA Incorporated 144A	3.75	4-15-2027	6,230,000	6,862,470
Verizon Communications Incorporated	2.65	11-20-2040	7,902,000	7,384,488
Verizon Communications Incorporated	2.88	11-20-2050	1,887,000	1,714,577
Verizon Communications Incorporated	3.50	11-1-2024	3,814,000	4,170,599
Verizon Communications Incorporated	4.02	12-3-2029	1,123,000	1,287,139
Verizon Communications Incorporated	4.27	1-15-2036	808,000	940,525
Verizon Communications Incorporated	4.40	11-1-2034	3,942,000	4,676,347
Verizon Communications Incorporated	4.52	9-15-2048	1,504,000	1,771,443
				77,621,260
Entertainment: 0.18%
Activision Blizzard Incorporated	2.50	9-15-2050	2,328,000	2,052,377
Electronic Aarts Incorporated	1.85	2-15-2031	4,141,000	4,040,748
The Walt Disney Company	3.50	5-13-2040	2,299,000	2,511,023
The Walt Disney Company	3.60	1-13-2051	2,057,000	2,242,244
				10,846,392
Media: 0.67%
Charter Communications Operating LLC %%	3.50	6-1-2041	3,906,000	3,777,131
Charter Communications Operating LLC %%	3.90	6-1-2052	2,603,000	2,547,387
Charter Communications Operating LLC	4.46	7-23-2022	1,799,000	1,882,434
Charter Communications Operating LLC	4.80	3-1-2050	3,663,000	4,028,136
Comcast Corporation	1.50	2-15-2031	6,754,000	6,390,344
Comcast Corporation	1.95	1-15-2031	2,692,000	2,650,384
Comcast Corporation	3.75	4-1-2040	4,605,000	5,197,962
Comcast Corporation	3.95	10-15-2025	1,326,000	1,493,179
Comcast Corporation	4.15	10-15-2028	2,288,000	2,661,220
Comcast Corporation	4.60	10-15-2038	4,624,000	5,759,943
Viacom Incorporated	4.38	3-15-2043	553,000	625,308
Viacom Incorporated	5.85	9-1-2043	1,318,000	1,748,481
See accompanying notes to portfolio of investments

Wells Fargo Core Bond Portfolio  |  7

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
ViacomCBS Incorporated	4.20%	5-19-2032	$1,176,000	$ 1,352,813
ViacomCBS Incorporated	4.60	1-15-2045	358,000	413,071
				40,527,793
Consumer discretionary: 0.99%
Auto components: 0.07%
BorgWarner Incorporated	2.65	7-1-2027	4,192,000	4,440,468
Diversified consumer services: 0.11%
Stanford University	1.29	6-1-2027	393,000	398,226
Yale University	0.87	4-15-2025	3,365,000	3,385,327
Yale University	1.48	4-15-2030	2,884,000	2,839,249
				6,622,802
Hotels, restaurants & leisure: 0.41%
GLP Capital LP	4.00	1-15-2030	1,558,000	1,656,621
GLP Capital LP	5.30	1-15-2029	1,905,000	2,176,710
Marriott International Incorporated	4.63	6-15-2030	741,000	843,910
Marriott International Incorporated	5.75	5-1-2025	3,480,000	4,018,242
McDonald's Corporation	1.45	9-1-2025	1,461,000	1,488,079
McDonald's Corporation	2.13	3-1-2030	534,000	537,874
McDonald's Corporation	3.70	1-30-2026	2,884,000	3,220,166
Starbucks Corporation	1.30	5-7-2022	2,395,000	2,421,597
Starbucks Corporation	2.55	11-15-2030	2,086,000	2,162,611
Starbucks Corporation	3.35	3-12-2050	1,914,000	1,925,227
Starbucks Corporation	3.50	11-15-2050	4,153,000	4,334,974
				24,786,011
Internet & direct marketing retail: 0.07%
Amazon.com Incorporated	2.50	6-3-2050	2,203,000	2,036,597
Amazon.com Incorporated	2.70	6-3-2060	2,001,000	1,846,262
				3,882,859
Specialty retail: 0.32%
Advance Auto Parts Company	3.90	4-15-2030	1,129,000	1,257,055
Home Depot Incorporated	2.38	3-15-2051	2,403,000	2,141,335
Home Depot Incorporated	2.70	4-15-2030	2,336,000	2,493,623
Home Depot Incorporated	2.95	6-15-2029	1,059,000	1,151,294
Home Depot Incorporated	3.13	12-15-2049	5,364,000	5,490,732
Home Depot Incorporated	3.30	4-15-2040	779,000	843,845
Home Depot Incorporated	3.35	4-15-2050	3,855,000	4,107,914
O'Reilly Auto Parts Incorporated	1.75	3-15-2031	1,885,000	1,801,747
				19,287,545
Textiles, apparel & luxury goods: 0.01%
Nike Incorporated	3.38	3-27-2050	572,000	626,202
Consumer staples: 1.25%
Beverages: 0.51%
Anheuser-Busch InBev Worldwide Incorporated	3.75	7-15-2042	1,721,000	1,824,388
Anheuser-Busch InBev Worldwide Incorporated	4.15	1-23-2025	3,970,000	4,432,066
Anheuser-Busch InBev Worldwide Incorporated	4.38	4-15-2038	5,595,000	6,507,324
Anheuser-Busch InBev Worldwide Incorporated	4.60	4-15-2048	5,028,000	5,833,374
See accompanying notes to portfolio of investments

8  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Beverages (continued)
Anheuser-Busch InBev Worldwide Incorporated	4.70%	2-1-2036	$5,326,000	$ 6,394,217
Anheuser-Busch InBev Worldwide Incorporated	4.90	2-1-2046	2,990,000	3,596,328
Keurig Dr Pepper Incorporated	3.80	5-1-2050	1,962,000	2,140,361
				30,728,058
Food & staples retailing: 0.24%
Costco Wholesale Corporation	1.60	4-20-2030	12,684,000	12,400,613
Walmart Incorporated	3.05	7-8-2026	1,770,000	1,949,157
Walmart Incorporated	4.05	6-29-2048	43,000	52,644
				14,402,414
Tobacco: 0.50%
Altria Group Incorporated	2.35	5-6-2025	811,000	847,550
Altria Group Incorporated	2.45	2-4-2032	2,214,000	2,149,566
Altria Group Incorporated	3.40	2-4-2041	6,034,000	5,662,519
Altria Group Incorporated	3.88	9-16-2046	3,873,000	3,778,378
Altria Group Incorporated	4.00	2-4-2061	2,489,000	2,334,533
BAT Capital Corporation	2.26	3-25-2028	2,231,000	2,231,350
BAT Capital Corporation	2.73	3-25-2031	6,159,000	6,095,493
BAT Capital Corporation	3.56	8-15-2027	3,761,000	4,084,488
BAT Capital Corporation	4.70	4-2-2027	2,020,000	2,313,555
BAT Capital Corporation	4.91	4-2-2030	1,021,000	1,185,992
				30,683,424
Energy: 2.10%
Oil, gas & consumable fuels: 2.10%
BP Capital Markets America Incorporated	1.75	8-10-2030	3,845,000	3,710,551
BP Capital Markets America Incorporated	2.77	11-10-2050	4,615,000	4,080,552
BP Capital Markets America Incorporated	3.19	4-6-2025	4,691,000	5,064,609
BP Capital Markets America Incorporated	3.38	2-8-2061	1,593,000	1,532,775
BP Capital Markets America Incorporated	3.54	4-6-2027	4,720,000	5,252,090
Devon Energy Corporation	4.75	5-15-2042	991,000	1,110,659
Devon Energy Corporation	5.00	6-15-2045	1,000,000	1,169,493
Devon Energy Corporation	5.60	7-15-2041	1,520,000	1,854,590
Devon Energy Corporation	5.85	12-15-2025	6,998,000	8,197,013
Diamondback Energy Incorporated	3.25	12-1-2026	5,826,000	6,191,312
Diamondback Energy Incorporated	3.50	12-1-2029	3,461,000	3,637,209
Enable Midstream Partners	3.90	5-15-2024	524,000	560,546
Enable Midstream Partners	4.15	9-15-2029	2,210,000	2,351,462
Enable Midstream Partners	4.40	3-15-2027	2,318,000	2,534,666
Enable Midstream Partners	4.95	5-15-2028	6,784,000	7,610,207
Energy Transfer Operating Partners LP	4.05	3-15-2025	9,056,000	9,847,472
Energy Transfer Operating Partners LP	5.25	4-15-2029	1,513,000	1,754,665
Energy Transfer Operating Partners LP	6.00	6-15-2048	770,000	896,979
Energy Transfer Operating Partners LP	6.05	6-1-2041	875,000	1,017,417
Enterprise Products Operating LLC	3.70	1-31-2051	1,759,000	1,777,434
Enterprise Products Operating LLC	3.95	1-31-2060	3,825,000	3,942,324
Gray Oak Pipeline LLC 144A	2.60	10-15-2025	2,020,000	2,065,785
Marathon Oil Corporation	3.85	6-1-2025	1,193,000	1,290,367
Marathon Oil Corporation	5.20	6-1-2045	1,923,000	2,232,315
Marathon Petroleum Corporation	4.40	7-15-2027	4,989,000	5,641,160
Oneok Incorporated Company	3.10	3-15-2030	3,204,000	3,276,896
Oneok Incorporated Company	3.40	9-1-2029	1,257,000	1,315,037
Oneok Incorporated Company	4.35	3-15-2029	1,353,000	1,500,123
See accompanying notes to portfolio of investments

Wells Fargo Core Bond Portfolio  |  9

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Oneok Incorporated Company	4.45%	9-1-2049	$1,504,000	$ 1,510,145
Oneok Incorporated Company	4.95	7-13-2047	377,000	403,774
Oneok Incorporated Company	5.85	1-15-2026	487,000	576,512
Oneok Incorporated Company	6.65	10-1-2036	2,028,000	2,607,614
Pioneer Natural Resource	0.75	1-15-2024	3,932,000	3,921,767
Pioneer Natural Resource	1.90	8-15-2030	5,047,000	4,853,631
Pioneer Natural Resources	1.13	1-15-2026	3,932,000	3,900,677
Plains All American Pipeline LP	3.55	12-15-2029	7,793,000	8,001,000
Plains All American Pipeline LP	4.90	2-15-2045	811,000	815,247
Transcontinental Gas Pipe Line Company LLC	3.95	5-15-2050	941,000	1,002,374
Williams Companies Incorporated %%	2.60	3-15-2031	8,093,000	8,095,948
				127,104,397
Financials: 6.13%
Banks: 2.72%
Bank of America Corporation (U.S. SOFR+0.91%) ±	0.98	9-25-2025	8,508,000	8,554,667
Bank of America Corporation (U.S. SOFR+1.01%) ±	1.20	10-24-2026	14,257,000	14,244,392
Bank of America Corporation (U.S. SOFR+1.15%) ±	1.32	6-19-2026	8,498,000	8,559,069
Bank of America Corporation (U.S. SOFR+1.53%) ±	1.90	7-23-2031	8,623,000	8,355,755
Bank of America Corporation (U.S. SOFR+1.37%) ±	1.92	10-24-2031	3,153,000	3,060,765
Bank of America Corporation (3 Month LIBOR+0.64%) ±	2.02	2-13-2026	954,000	986,380
Bank of America Corporation (3 Month LIBOR+0.87%) ±	2.46	10-22-2025	5,220,000	5,520,804
Bank of America Corporation (3 Month LIBOR+0.99%) ±	2.50	2-13-2031	5,297,000	5,426,196
Bank of America Corporation (U.S. SOFR+2.15%) ±	2.59	4-29-2031	6,085,000	6,249,700
Bank of America Corporation (3 Month LIBOR+0.79%) ±	3.00	12-20-2023	10,008,000	10,459,961
Bank of America Corporation (3 Month LIBOR+1.09%) ±	3.09	10-1-2025	7,153,000	7,717,347
Bank of America Corporation (3 Month LIBOR+1.04%) ±	3.42	12-20-2028	9,575,000	10,560,371
Bank of America Corporation	3.50	4-19-2026	962,000	1,070,571
Citigroup Incorporated	3.20	10-21-2026	2,153,000	2,347,210
Deutsche Bank (U.S. SOFR+1.87%) ±	2.13	11-24-2026	5,752,000	5,817,183
Deutsche Bank (U.S. SOFR+2.16%) ±	2.22	9-18-2024	3,965,000	4,080,230
Deutsche Bank (U.S. SOFR+2.76%) ±	3.73	1-14-2032	2,396,000	2,383,765
JPMorgan Chase & Company (U.S. SOFR+0.70%) ±	1.04	2-4-2027	18,715,000	18,457,131
JPMorgan Chase & Company (U.S. SOFR+0.80%) ±	1.05	11-19-2026	10,517,000	10,410,251
JPMorgan Chase & Company (U.S. SOFR+1.11%) ±	1.76	11-19-2031	5,768,000	5,546,905
JPMorgan Chase & Company (U.S. SOFR+1.89%) ±	2.18	6-1-2028	5,778,000	5,963,235
Santander Holdings USA Incorporated	3.24	10-5-2026	4,326,000	4,633,585
Santander Holdings USA Incorporated	3.40	1-18-2023	1,385,000	1,450,522
Santander Holdings USA Incorporated	3.45	6-2-2025	8,104,000	8,710,897
Santander Holdings USA Incorporated	4.40	7-13-2027	2,174,000	2,441,757
Santander Holdings USA Incorporated	4.50	7-17-2025	424,000	473,593
Truist Financial Corporation (U.S. SOFR+0.61%) ±%%	1.27	3-2-2027	1,129,000	1,135,532
				164,617,774
Capital markets: 1.67%
FS KKR Capital Corporation	3.40	1-15-2026	9,556,000	9,550,608
Goldman Sachs Group Incorporated	0.48	1-27-2023	11,619,000	11,621,345
Golub Capital LLC	2.50	8-24-2026	2,818,000	2,795,054
Golub Capital LLC	3.38	4-15-2024	9,691,000	10,097,709
Morgan Stanley (U.S. SOFR+0.75%) ±	0.86	10-21-2025	6,797,000	6,805,054
Morgan Stanley (U.S. SOFR+0.72%) ±	0.99	12-10-2026	9,594,000	9,479,678
Morgan Stanley (U.S. SOFR+1.03%) ±	1.79	2-13-2032	11,556,000	11,089,109
Morgan Stanley (U.S. SOFR+1.99%) ±	2.19	4-28-2026	954,000	993,400
Morgan Stanley (U.S. SOFR+3.12%) ±	3.62	4-1-2031	712,000	793,279
See accompanying notes to portfolio of investments

10  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital markets (continued)
Morgan Stanley	3.63%	1-20-2027	$5,095,000	$ 5,715,985
Morgan Stanley	4.00	7-23-2025	6,720,000	7,555,846
Owl Rock Capital Corporation	3.40	7-15-2026	10,991,000	11,324,155
PPL Capital Funding Incorporated	3.10	5-15-2026	4,576,000	4,962,593
PPL Capital Funding Incorporated	3.40	6-1-2023	539,000	570,234
PPL Capital Funding Incorporated	4.13	4-15-2030	4,893,000	5,656,944
PPL Capital Funding Incorporated	5.00	3-15-2044	1,539,000	1,889,129
				100,900,122
Consumer finance: 1.17%
Ally Financial Incorporated	5.75	11-20-2025	6,739,000	7,722,942
Bunge Limited Finance Corporation	1.63	8-17-2025	5,009,000	5,067,967
Bunge Limited Finance Corporation	3.25	8-15-2026	5,086,000	5,504,238
Bunge Limited Finance Corporation	3.75	9-25-2027	3,519,000	3,934,832
General Motors Financial Company Incorporated	1.70	8-18-2023	6,230,000	6,370,712
General Motors Financial Company Incorporated	2.70	8-20-2027	3,755,000	3,899,373
General Motors Financial Company Incorporated	2.75	6-20-2025	1,866,000	1,963,789
General Motors Financial Company Incorporated	5.40	4-1-2048	2,940,000	3,601,624
Hyundai Capital America Company 144A	0.80	1-8-2024	5,960,000	5,921,806
Hyundai Capital America Company 144A	1.25	9-18-2023	2,932,000	2,963,295
Hyundai Capital America Company 144A	1.30	1-8-2026	5,855,000	5,792,793
Hyundai Capital America Company 144A	1.80	10-15-2025	4,922,000	4,970,825
Hyundai Capital America Company 144A	2.38	10-15-2027	2,932,000	3,006,908
John Deere Capital Corporation	0.55	7-5-2022	5,768,000	5,794,049
John Deere Capital Corporation	1.20	4-6-2023	4,442,000	4,523,515
				71,038,668
Diversified financial services: 0.08%
Andrew W. Mellon Foundation	0.95	8-1-2027	2,298,000	2,269,069
National Rural Electric Cooperative Association	1.65	6-15-2031	2,355,000	2,282,572
				4,551,641
Insurance: 0.49%
American International Group Incorporated	3.40	6-30-2030	4,240,000	4,648,804
American International Group Incorporated	4.38	6-30-2050	2,509,000	3,014,924
Athene Global Funding 144A	0.95	1-8-2024	6,691,000	6,704,026
Brighthouse Financial Incorporated	4.70	6-22-2047	3,455,000	3,650,741
Nationwide Mutual Insurance Company 144A	4.35	4-30-2050	6,068,000	6,645,113
SBL Holdings Incorporated 144A	5.00	2-18-2031	5,273,000	5,239,265
				29,902,873
Health care: 2.34%
Biotechnology: 0.96%
AbbVie Incorporated	2.30	11-21-2022	5,874,000	6,063,448
AbbVie Incorporated	3.20	11-21-2029	10,749,000	11,620,894
AbbVie Incorporated	3.75	11-14-2023	509,000	550,861
AbbVie Incorporated	4.05	11-21-2039	2,182,000	2,505,903
AbbVie Incorporated	4.25	11-21-2049	6,634,000	7,658,741
AbbVie Incorporated	4.30	5-14-2036	1,366,000	1,610,762
AbbVie Incorporated	4.40	11-6-2042	477,000	569,033
AbbVie Incorporated	4.45	5-14-2046	1,385,000	1,630,597
Gilead Sciences Incorporated	1.20	10-1-2027	3,057,000	3,002,444
Gilead Sciences Incorporated	1.65	10-1-2030	3,057,000	2,939,484
See accompanying notes to portfolio of investments

Wells Fargo Core Bond Portfolio  |  11

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Biotechnology (continued)
Gilead Sciences Incorporated	2.60%	10-1-2040	$3,259,000	$ 3,087,608
Gilead Sciences Incorporated	2.80	10-1-2050	2,355,000	2,174,297
Gilead Sciences Incorporated	4.00	9-1-2036	1,685,000	1,942,783
Regeneron Pharmaceutical Incorporated	1.75	9-15-2030	11,027,000	10,456,747
Regeneron Pharmaceutical Incorporated	2.80	9-15-2050	2,328,000	2,074,690
				57,888,292
Health care equipment & supplies: 0.20%
Danaher Corporation	2.60	10-1-2050	1,470,000	1,346,111
Danaher Corporation	3.35	9-15-2025	1,884,000	2,069,941
Stryker Corporation	1.15	6-15-2025	4,028,000	4,044,851
Stryker Corporation	1.95	6-15-2030	1,780,000	1,760,598
Stryker Corporation	2.90	6-15-2050	2,826,000	2,764,190
				11,985,691
Health care providers & services: 0.47%
Aetna Incorporated	3.88	8-15-2047	1,491,000	1,616,162
Anthem Incorporated	2.25	5-15-2030	4,160,000	4,191,691
Cigna Corporation	3.40	9-17-2021	4,143,000	4,214,959
Cigna Corporation	3.88	10-15-2047	1,149,000	1,261,462
CVS Health Corporation	2.70	8-21-2040	2,971,000	2,820,785
CVS Health Corporation	3.00	8-15-2026	2,028,000	2,201,566
CVS Health Corporation	3.70	3-9-2023	678,000	721,372
CVS Health Corporation	4.78	3-25-2038	1,453,000	1,770,956
HCA Incorporated	5.13	6-15-2039	1,039,000	1,282,966
UnitedHealth Group Incorporated	2.75	5-15-2040	1,443,000	1,449,222
UnitedHealth Group Incorporated	2.90	5-15-2050	3,339,000	3,277,290
UnitedHealth Group Incorporated	3.50	8-15-2039	649,000	717,582
UnitedHealth Group Incorporated	3.75	10-15-2047	1,616,000	1,802,209
UnitedHealth Group Incorporated	3.88	8-15-2059	1,029,000	1,169,120
				28,497,342
Life sciences tools & services: 0.17%
Thermo Fisher Scientific Incorporated	2.60	10-1-2029	2,636,000	2,769,470
Thermo Fisher Scientific Incorporated	4.50	3-25-2030	6,446,000	7,671,256
				10,440,726
Pharmaceuticals: 0.54%
Bristol Myers Squibb Company	0.75	11-13-2025	1,884,000	1,874,851
Bristol Myers Squibb Company	1.45	11-13-2030	7,056,000	6,771,964
Bristol Myers Squibb Company	2.35	11-13-2040	1,510,000	1,447,937
Bristol Myers Squibb Company	2.55	11-13-2050	5,822,000	5,355,566
Bristol Myers Squibb Company	3.40	7-26-2029	2,461,000	2,754,385
Bristol Myers Squibb Company	3.90	2-20-2028	2,913,000	3,349,663
Bristol Myers Squibb Company	4.25	10-26-2049	216,000	262,921
Bristol Myers Squibb Company	4.35	11-15-2047	897,000	1,092,687
Merck & Company Incorporated	3.70	2-10-2045	1,297,000	1,482,603
Pfizer Incorporated	2.80	3-11-2022	1,807,000	1,855,164
Royalty Pharma plc 144A	0.75	9-2-2023	973,000	975,853
Royalty Pharma plc 144A	1.20	9-2-2025	973,000	968,113
Royalty Pharma plc 144A	3.55	9-2-2050	4,400,000	4,323,577
				32,515,284
See accompanying notes to portfolio of investments

12  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrials: 1.92%
Aerospace & defense: 0.93%
Northrop Grumman Corporation	2.55%	10-15-2022	$5,951,000	$ 6,147,566
Northrop Grumman Corporation	2.93	1-15-2025	267,000	285,292
Northrop Grumman Corporation	3.25	8-1-2023	5,499,000	5,855,368
Northrop Grumman Corporation	3.25	1-15-2028	3,394,000	3,698,371
Northrop Grumman Corporation	4.03	10-15-2047	1,953,000	2,227,061
Northrop Grumman Corporation	5.15	5-1-2040	2,932,000	3,816,157
The Boeing Company	2.20	2-4-2026	12,408,000	12,433,842
The Boeing Company	3.25	2-1-2028	5,931,000	6,224,872
The Boeing Company	3.63	2-1-2031	5,015,000	5,302,220
The Boeing Company	3.75	2-1-2050	2,134,000	2,080,387
The Boeing Company	5.81	5-1-2050	1,270,000	1,638,237
United Technologies Corporation	3.65	8-16-2023	385,000	412,144
United Technologies Corporation	3.95	8-16-2025	2,711,000	3,041,098
United Technologies Corporation	4.45	11-16-2038	2,520,000	3,033,581
				56,196,196
Airlines: 0.41%
Delta Air Lines incorporated 144A	4.50	10-20-2025	7,643,000	8,163,142
Delta Air Lines Incorporated 144A	4.75	10-20-2028	4,586,000	5,092,456
Southwest Airlines Company	4.75	5-4-2023	4,038,000	4,393,367
Southwest Airlines Company	5.13	6-15-2027	6,037,000	7,073,293
				24,722,258
Industrial conglomerates: 0.14%
General Electric Company	3.45	5-1-2027	5,614,000	6,165,848
General Electric Company	4.35	5-1-2050	1,510,000	1,679,318
General Electric Company	5.88	1-14-2038	317,000	416,140
				8,261,306
Road & rail: 0.39%
CSX Corporation	2.50	5-15-2051	4,855,000	4,307,759
CSX Corporation	4.30	3-1-2048	238,000	281,842
CSX Corporation	4.75	11-15-2048	1,308,000	1,657,678
Union Pacific Corporation	2.15	2-5-2027	2,980,000	3,125,799
Union Pacific Corporation	2.40	2-5-2030	3,692,000	3,817,881
Union Pacific Corporation	2.95	3-1-2022	3,346,000	3,437,416
Union Pacific Corporation 144A	2.97	9-16-2062	2,865,000	2,665,614
Union Pacific Corporation	3.15	3-1-2024	1,596,000	1,712,584
Union Pacific Corporation	3.25	2-5-2050	1,968,000	2,032,086
Union Pacific Corporation	3.75	2-5-2070	596,000	644,184
				23,682,843
Transportation infrastructure: 0.05%
Crowley Conro LLC	4.18	8-15-2043	2,609,054	3,047,832
Information technology: 2.25%
Electronic equipment, instruments & components: 0.05%
Flex Limited	4.88	5-12-2030	2,298,000	2,672,715
IT services: 0.28%
Fidelity National Information Services Incorporated %%	1.15	3-1-2026	3,757,000	3,739,717
Fidelity National Information Services Incorporated %%	1.65	3-1-2028	3,757,000	3,722,512
See accompanying notes to portfolio of investments

Wells Fargo Core Bond Portfolio  |  13

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
IT services (continued)
Fidelity National Information Services Incorporated %%	2.25%	3-1-2031	$1,883,000	$ 1,871,614
Paypal Holdings Incorporated	1.65	6-1-2025	7,287,000	7,481,707
				16,815,550
Semiconductors & semiconductor equipment: 0.88%
Broadcom Incorporated 144A	2.45	2-15-2031	3,267,000	3,172,730
Broadcom Incorporated	3.15	11-15-2025	10,556,000	11,352,832
Broadcom Incorporated 144A	3.50	2-15-2041	3,621,000	3,608,511
Broadcom Incorporated 144A	3.75	2-15-2051	753,000	742,492
Broadcom Incorporated	3.88	1-15-2027	3,009,000	3,298,999
Broadcom Incorporated	4.15	11-15-2030	2,894,000	3,196,494
Broadcom Incorporated	4.25	4-15-2026	3,230,000	3,623,236
Broadcom Incorporated	4.70	4-15-2025	4,740,000	5,350,307
Intel Corporation	3.10	2-15-2060	1,885,000	1,868,699
Intel Corporation	3.25	11-15-2049	4,042,000	4,179,001
Intel Corporation	4.60	3-25-2040	96,000	120,815
KLA Corporation	3.30	3-1-2050	2,557,000	2,622,738
Micron Technology Incorporated	2.50	4-24-2023	4,067,000	4,236,433
NVIDIA Corporation	3.50	4-1-2050	5,312,000	5,763,955
				53,137,242
Software: 0.29%
Microsoft Corporation	2.68	6-1-2060	461,000	431,830
Microsoft Corporation	4.10	2-6-2037	1,905,000	2,357,738
Oracle Corporation	2.63	2-15-2023	2,490,000	2,598,637
Oracle Corporation	2.80	4-1-2027	5,749,000	6,183,420
Oracle Corporation	2.95	11-15-2024	1,337,000	1,442,831
Oracle Corporation	3.60	4-1-2040	587,000	635,526
Oracle Corporation	3.80	11-15-2037	773,000	869,102
Oracle Corporation	4.00	11-15-2047	2,894,000	3,212,669
				17,731,753
Technology hardware, storage & peripherals: 0.75%
Apple Incorporated	0.70	2-8-2026	6,543,000	6,464,433
Apple Incorporated	1.20	2-8-2028	4,672,000	4,574,250
Apple Incorporated	1.65	2-8-2031	4,672,000	4,561,919
Apple Incorporated	2.38	2-8-2041	1,868,000	1,764,194
Apple Incorporated	2.55	8-20-2060	4,413,000	3,902,403
Apple Incorporated	2.65	5-11-2050	4,643,000	4,365,640
Apple Incorporated	2.65	2-8-2051	4,672,000	4,347,431
Apple Incorporated	2.80	2-8-2061	1,868,000	1,735,316
Apple Incorporated	4.25	2-9-2047	1,356,000	1,658,371
Dell International LLC 144A	4.90	10-1-2026	954,000	1,102,806
Dell International LLC 144A	5.30	10-1-2029	1,924,000	2,286,598
Dell International LLC 144A	6.10	7-15-2027	1,914,000	2,346,750
HP Incorporated	2.20	6-17-2025	6,057,000	6,324,814
				45,434,925
Materials: 0.73%
Chemicals: 0.40%
Dow Chemical Corporation	2.10	11-15-2030	5,778,000	5,701,794
Dow Chemical Corporation	3.60	11-15-2050	3,541,000	3,654,726
Dow Chemical Corporation	4.38	11-15-2042	972,000	1,137,643
See accompanying notes to portfolio of investments

14  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Chemicals (continued)
LYB International Finance III Company	3.38%	10-1-2040	$5,630,000	$ 5,739,493
LYB International Finance III Company	3.63	4-1-2051	4,519,000	4,574,396
Westlake Chemical Corporation	4.38	11-15-2047	2,911,000	3,298,438
Westlake Chemical Corporation	5.00	8-15-2046	51,000	62,006
				24,168,496
Metals & mining: 0.33%
Newmont MIning Corporation	2.25	10-1-2030	11,794,000	11,757,207
Nucor Corporation	2.70	6-1-2030	2,123,000	2,232,351
Reliance Steel & Aluminum Company	2.15	8-15-2030	6,217,000	6,108,254
				20,097,812
Real estate: 1.37%
Equity REITs: 1.25%
Agree LP	2.90	10-1-2030	1,405,000	1,452,950
Crown Castle International Corporation	1.05	7-15-2026	5,645,000	5,524,860
Crown Castle International Corporation	2.10	4-1-2031	2,824,000	2,727,293
Crown Castle International Corporation	2.90	4-1-2041	2,636,000	2,477,441
Crown Castle International Corporation	4.00	3-1-2027	935,000	1,053,753
Equinix Incorporated	2.63	11-18-2024	2,538,000	2,691,956
Equinix Incorporated	2.90	11-18-2026	2,459,000	2,640,461
Federal Realty Investment Trust	3.95	1-15-2024	2,605,000	2,837,101
Mid-America Apartments LP	1.70	2-15-2031	1,780,000	1,705,348
Mid-America Apartments LP	3.60	6-1-2027	284,000	315,438
Mid-America Apartments LP	3.75	6-15-2024	4,422,000	4,798,139
Mid-America Apartments LP	3.95	3-15-2029	1,895,000	2,159,641
Mid-America Apartments LP	4.00	11-15-2025	2,307,000	2,576,518
Mid-America Apartments LP	4.30	10-15-2023	1,932,000	2,095,615
Regency Centers LP	2.95	9-15-2029	4,095,000	4,301,774
Simon Property Group LP	1.75	2-1-2028	2,992,000	2,954,129
Spirit Realty LP %%	2.10	3-15-2028	3,757,000	3,713,771
Spirit Realty LP %%	2.70	2-15-2032	1,505,000	1,493,021
Spirit Realty LP	3.20	2-15-2031	4,461,000	4,627,163
Spirit Realty LP	3.40	1-15-2030	2,270,000	2,402,787
Spirit Realty LP	4.00	7-15-2029	1,078,000	1,201,282
Spirit Realty LP	4.45	9-15-2026	241,000	270,976
Store Capital Corporation	2.75	11-18-2030	3,336,000	3,328,175
Store Capital Corporation	4.50	3-15-2028	7,114,000	7,973,794
Store Capital Corporation	4.63	3-15-2029	2,403,000	2,733,658
VEREIT Operating Partnership LP	2.20	6-15-2028	2,020,000	2,019,796
VEREIT Operating Partnership LP	2.85	12-15-2032	1,414,000	1,410,720
VEREIT Operating Partnership LP	3.40	1-15-2028	2,001,000	2,161,474
				75,649,034
Real estate management & development: 0.12%
Essex Portfolio LP %%	1.70	3-1-2028	3,757,000	3,700,675
Highwoods Realty LP	2.60	2-1-2031	1,664,000	1,646,740
Highwoods Realty LP	2.63	10-1-2023	2,039,000	2,100,445
				7,447,860
Utilities: 2.18%
Electric utilities: 1.48%
Duke Energy Corporation	1.80	9-1-2021	3,970,000	3,994,741
See accompanying notes to portfolio of investments

Wells Fargo Core Bond Portfolio  |  15

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric utilities (continued)
Duke Energy Progress Incorporated	2.50%	8-15-2050	$2,299,000	$ 2,080,511
Entergy Arkansas LLC	2.65	6-15-2051	2,519,000	2,338,177
Entergy Texas Incorporated	1.75	3-15-2031	95,000	92,543
Evergy Incorporated	2.45	9-15-2024	3,519,000	3,710,900
Evergy Incorporated	2.90	9-15-2029	2,501,000	2,652,140
Evergy Kansas Central Incorporated	3.45	4-15-2050	4,115,000	4,409,994
Exelon Corporation	4.70	4-15-2050	3,653,000	4,550,841
Interstate Power & Light Company	3.50	9-30-2049	1,443,000	1,528,688
ITC Holdings Corporation	2.70	11-15-2022	3,810,000	3,951,028
Metropolitan Edison Company 144A	4.30	1-15-2029	4,211,000	4,725,252
Mississippi Power Company	3.95	3-30-2028	4,643,000	5,296,809
Mississippi Power Company	4.25	3-15-2042	2,788,000	3,189,290
Pacific Gas & Electric Company	2.10	8-1-2027	5,547,000	5,515,234
Pacific Gas & Electric Company	2.50	2-1-2031	5,191,000	5,047,605
Pacific Gas & Electric Company	3.15	1-1-2026	1,347,000	1,430,945
Pacific Gas & Electric Company	3.30	12-1-2027	4,945,000	5,230,407
Pacific Gas & Electric Company	3.30	8-1-2040	1,260,000	1,195,672
Pacific Gas & Electric Company	3.95	12-1-2047	3,055,000	2,960,160
Pacific Gas & Electric Company	4.50	7-1-2040	962,000	1,028,329
Pacific Gas & Electric Company	4.55	7-1-2030	1,341,000	1,495,884
Pacific Gas & Electric Company	4.95	7-1-2050	1,872,000	2,028,263
Pennsylvania Electric Company 144A	3.25	3-15-2028	1,597,000	1,659,747
Public Service Company of Colorado %%	1.88	6-15-2031	4,320,000	4,282,855
Public Service Electric and Gas Company	2.05	8-1-2050	779,000	653,082
Public Service Electric and Gas Company	2.70	5-1-2050	4,182,000	3,998,707
South Carolina Edison Company	4.13	3-1-2048	2,105,000	2,314,467
Southern California Edison Company	1.75	3-15-2028	2,819,000	2,797,866
Southern California Edison Company	4.65	10-1-2043	897,000	1,053,490
Southwestern Public Service Company	3.15	5-1-2050	1,316,000	1,338,816
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	1,328,000	1,438,245
Virginia Electric & Power Company	2.45	12-15-2050	1,721,000	1,546,910
				89,537,598
Gas utilities: 0.04%
Southern Company Gas Capital Corporation	1.75	1-15-2031	2,897,000	2,787,614
Independent power & renewable electricity producers: 0.07%
AES Corporation 144A	1.38	1-15-2026	4,057,000	4,011,958
Multi-utilities: 0.59%
Ameren Corporation %%	1.75	3-15-2028	1,880,000	1,866,679
Black Hills Corporation	3.05	10-15-2029	2,307,000	2,451,378
Black Hills Corporation	3.88	10-15-2049	1,693,000	1,796,872
CenterPoint Energy Incorporated	2.50	9-1-2022	377,000	388,400
CenterPoint Energy Incorporated	4.10	9-1-2047	1,088,000	1,205,641
Consumers Energy Company	2.50	5-1-2060	1,597,000	1,417,376
Dominion Resources Incorporated	2.00	8-15-2021	2,653,000	2,667,507
DTE Energy Company	1.05	6-1-2025	3,836,000	3,821,790
DTE Energy Company	2.95	3-1-2030	2,520,000	2,674,912
DTE Energy Company	2.95	3-1-2050	4,163,000	4,198,865
DTE Energy Company	3.80	3-15-2027	3,797,000	4,292,128
Midamerican Energy Company	3.65	8-1-2048	1,529,000	1,704,531
See accompanying notes to portfolio of investments

16  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Multi-utilities (continued)
NextEra Energy Capital Company	2.25%	6-1-2030	$3,076,000	$ 3,105,310
WEC Energy Group Incorporated	1.38	10-15-2027	4,230,000	4,174,247
				35,765,636
Total Corporate bonds and notes (Cost $1,390,196,924)				1,415,066,666
Municipal obligations: 0.43%
California: 0.06%
GO revenue: 0.06%
Los Angeles CA Community College District Build America Bonds	6.75	8-1-2049	2,105,000	3,613,506
Nevada: 0.09%
Airport revenue: 0.09%
Clark County NV Airport Authority Build America Bonds Series C	6.82	7-1-2045	3,365,000	5,238,901
New York: 0.12%
Airport revenue: 0.12%
Port Authority of New York & New Jersey Consolidated Bonds Series 174	4.46	10-1-2062	5,505,000	7,058,896
Ohio: 0.04%
Education revenue: 0.04%
Ohio State University General Receipts Taxable Bonds Series A	4.80	6-1-2111	1,957,000	2,589,816
Texas: 0.12%
Education revenue: 0.02%
University of Texas Financing System Bond Series B	2.44	8-15-2049	1,695,000	1,630,980
Transportation revenue: 0.10%
North Texas Tollway Authority	6.72	1-1-2049	3,609,000	5,931,428
Total Municipal obligations (Cost $19,299,068)				26,063,527
Non-agency mortgage-backed securities: 3.31%
Angel Oak Mortgage Trust Series 2019-2 Class A1 144A±±	3.63	3-25-2049	1,520,758	1,555,785
Angel Oak Mortgage Trust Series 2020-2 Class A1 144A±±	2.53	1-26-2065	4,080,776	4,166,326
Angel Oak Mortgage Trust Series 2020-5 Class A1 144A±±	1.37	5-25-2065	2,015,670	2,030,859
Barclays Commercial Mortgage Series 2021-C9 Class A5%%	2.30	2-15-2054	3,878,000	3,962,547
Benchmark Mortgage Trust Series 2021-B23 Class A5	2.07	2-15-2054	2,592,000	2,595,661
Bunker Hill Loan Depositary Trust Series 2019-1 Class A1 144A	3.61	10-26-2048	2,291,965	2,293,933
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1 144A	2.88	7-25-2049	4,119,995	4,220,846
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144A	2.72	11-25-2059	4,747,060	4,859,747
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A1	1.96	6-15-2050	52,962	52,949
See accompanying notes to portfolio of investments

Wells Fargo Core Bond Portfolio  |  17

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
CFCRE Commercial Mortgage Trust Series 2017-C8 Class ASB	3.37%	6-15-2050	$2,014,000	$ 2,177,481
Colt Funding LLC Series 2019-2 Class A1 144A±±	3.34	5-25-2049	2,159,492	2,162,068
Colt Funding LLC Series 2019-4 Class A1 144A±±	2.58	11-25-2049	3,210,279	3,243,483
Colt Funding LLC Series 2020-2 Class A1 144A±±	1.85	3-25-2065	3,474,314	3,523,089
Commercial Mortgage Pass-Through Certificate Series 2015-LC21 Class A4	3.71	7-10-2048	1,777,000	1,960,188
Commercial Mortgage Trust Series 2013-CR6 Class A4	3.10	3-10-2046	8,286,000	8,574,707
Commercial Mortgage Trust Series 2014-UBS4 Class A4	3.42	8-10-2047	4,380,000	4,665,984
Commercial Mortgage Trust Series 2015-LC23 Class A3	3.52	10-10-2048	2,238,000	2,413,611
CSAIL Commercial Mortgage Trust Series 2015-C2 Class A4	3.50	6-15-2057	2,484,176	2,710,588
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A4	3.81	11-15-2048	2,010,200	2,233,314
CSAIL Commercial Mortgage Trust Series 2019-C16 Class A3	3.33	6-15-2052	3,553,000	3,882,270
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4	2.76	9-15-2052	2,732,000	2,862,860
GCAT Series 2019-NQM1 Class A1 144A	2.99	2-25-2059	1,415,786	1,421,962
Goldman Sachs Mortgage Securities Trust Series 2014-GC18 Calss A4	4.07	1-10-2047	5,804,323	6,261,521
Goldman Sachs Mortgage Securities Trust Series 2020-GSA2 Class A4	1.72	12-12-2053	4,801,000	4,693,326
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	6,074,956	6,542,778
JPMDB Commercial Mortgage Securities Series 2014-C21 Class A5	3.77	8-15-2047	2,147,000	2,344,531
JPMDB Commercial Mortgage Securities Series 2014-C23 Class A4	3.67	9-15-2047	2,419,000	2,590,224
JPMDB Commercial Mortgage Securities Series 2019-COR6 Class A4	3.06	11-13-2052	2,164,460	2,338,988
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	9,951,788	10,374,243
JPMorgan Chase Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB	3.28	7-15-2050	2,343,000	2,536,143
Mello Warehouse Securitization Trust Series 2020-2 Class A (1 Month LIBOR+0.80%)144A±	0.92	11-25-2053	5,688,000	5,692,784
Mello Warehouse Securitization Trust Series 2021-1 A (1 Month LIBOR+0.70%)144A±	0.81	2-25-2055	3,406,000	3,379,927
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class A4	3.18	8-15-2045	1,321,000	1,356,552
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20 Class A4	3.25	2-15-2048	800,041	866,771
New Residential Mortgage Loan Trust Series 2019-NQM2 Class A1 144A±±	3.60	4-25-2049	1,769,409	1,786,136
New Residential Mortgage Loan Trust Series 2019-NQM4 Class A1 144A±±	2.49	9-25-2059	3,099,079	3,157,359
SG Capital Partners Series 2019-3 Class A1 144A±±	2.70	9-25-2059	2,702,030	2,743,889
Starwood Mortgage Residential Trust Series 2019-INV1 Class A1 144A±±	2.61	9-27-2049	3,383,484	3,448,767
Starwood Mortgage Residential Trust Series 2020-1 Class A1 144A±±	2.28	2-25-2050	5,800,720	5,919,968
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1 144A±±	1.03	11-25-2055	3,963,243	3,975,500
Starwood Mortgage Residential Trust Series 2020-INV3 Class A1 144A±±	1.49	4-25-2065	5,392,487	5,456,222
See accompanying notes to portfolio of investments

18  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.40%	12-25-2059	$2,461,093	$ 2,492,822
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.84	2-25-2059	1,156,295	1,163,407
Verus Securitization Trust Series 2019-2 Class A1 144A±±	2.91	7-25-2059	3,347,948	3,424,282
Verus Securitization Trust Series 2019-2 Class A1 144A±±	3.21	5-25-2059	4,614,925	4,637,726
Verus Securitization Trust Series 2019-3 Class A1 144A±±	2.69	11-25-2059	2,234,516	2,294,298
Verus Securitization Trust Series 2019-3 Class A1 144A	2.78	7-25-2059	6,189,156	6,338,957
Verus Securitization Trust Series 2019-4 Class A1 144A	2.64	11-25-2059	8,431,088	8,609,146
Verus Securitization Trust Series 2020-1 Class A1 144A	2.42	1-25-2060	1,970,466	2,007,260
Verus Securitization Trust Series 2020-2 Class A1 144A±±	2.23	5-25-2060	7,124,625	7,206,426
Verus Securitization Trust Series 2020-5 Class A1 144A	1.22	5-25-2065	1,603,506	1,607,639
Verus Securitization Trust Series 2021-1 Class A1 144A±±	0.82	1-25-2066	4,952,000	4,947,985
Verus Securitization Trust Series 2021-R1 Class A1 144A±±	0.82	10-25-2063	6,474,987	6,479,436
Visio Trust Series 2019-1 Class A1 144A±±	3.57	6-25-2054	1,971,073	1,998,423
Visio Trust Series 2020-1R Class A1 144A	1.31	11-25-2055	4,180,857	4,211,110
Total Non-agency mortgage-backed securities (Cost $198,449,007)				200,454,804
U.S. Treasury securities: 32.33%
U.S. Treasury Bond	1.13	5-15-2040	88,741,000	76,234,065
U.S. Treasury Bond	1.13	8-15-2040	117,702,000	100,671,992
U.S. Treasury Bond	1.25	5-15-2050	17,766,000	14,347,433
U.S. Treasury Bond	1.38	11-15-2040	100,478,000	89,865,011
U.S. Treasury Bond	1.38	8-15-2050	30,117,000	25,142,989
U.S. Treasury Bond	1.63	11-15-2050	66,501,000	59,133,936
U.S. Treasury Bond %%	1.88	2-15-2041	41,526,000	40,637,084
U.S. Treasury Bond	1.88	2-15-2051	33,653,000	31,865,184
U.S. Treasury Bond	2.50	2-15-2045	30,554,000	32,870,614
U.S. Treasury Note	0.13	5-31-2022	33,602,000	33,607,250
U.S. Treasury Note	0.13	8-31-2022	50,142,000	50,143,959
U.S. Treasury Note	0.13	9-30-2022	43,473,000	43,476,396
U.S. Treasury Note	0.13	10-31-2022	65,327,000	65,327,000
U.S. Treasury Note	0.13	11-30-2022	19,249,000	19,249,000
U.S. Treasury Note	0.13	12-31-2022	52,247,000	52,244,959
U.S. Treasury Note	0.13	1-31-2023	72,758,000	72,749,473
U.S. Treasury Note %%	0.13	2-28-2023	61,579,000	61,579,000
U.S. Treasury Note	0.13	8-15-2023	65,727,000	65,616,599
U.S. Treasury Note	0.13	9-15-2023	12,604,000	12,577,413
U.S. Treasury Note	0.13	10-15-2023	86,269,000	86,053,328
U.S. Treasury Note	0.13	12-15-2023	7,014,000	6,989,341
U.S. Treasury Note	0.13	1-15-2024	52,790,000	52,575,541
U.S. Treasury Note	0.13	2-15-2024	129,358,000	128,792,059
U.S. Treasury Note	0.25	9-30-2025	33,600,000	33,001,500
U.S. Treasury Note	0.38	11-30-2025	64,161,000	63,251,217
U.S. Treasury Note	0.38	12-31-2025	77,737,000	76,552,725
U.S. Treasury Note	0.38	1-31-2026	40,865,000	40,200,944
U.S. Treasury Note %%	0.50	2-28-2026	88,255,000	87,331,080
U.S. Treasury Note	0.50	8-31-2027	36,638,000	35,390,018
See accompanying notes to portfolio of investments

Wells Fargo Core Bond Portfolio  |  19

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	0.75%	1-31-2028	$13,742,000	$ 13,417,775
U.S. Treasury Note %%	1.13	2-29-2028	73,682,000	73,514,595
U.S. Treasury Note	1.13	2-15-2031	65,604,000	63,994,652
U.S. Treasury Note	1.38	5-31-2021	107,586,000	107,931,459
U.S. Treasury Note	1.38	1-31-2025	18,327,000	18,951,263
U.S. Treasury Note	1.50	11-30-2024	36,672,000	38,097,338
U.S. Treasury Note	1.75	11-30-2021	5,241,000	5,307,127
U.S. Treasury Note	2.00	2-15-2023	18,009,000	18,661,826
U.S. Treasury Note	2.13	5-15-2022	3,363,000	3,444,973
U.S. Treasury Note	2.25	4-30-2021	28,262,000	28,363,608
U.S. Treasury Note	3.13	5-15-2021	26,340,000	26,505,550
Total U.S. Treasury securities (Cost $1,992,142,336)				1,955,667,276
Yankee corporate bonds and notes: 5.97%
Communication services: 0.10%
Wireless telecommunication services: 0.10%
Telefonica Emisiones SA	5.52	3-1-2049	2,223,000	2,826,259
Vodafone Group plc	4.25	9-17-2050	2,625,000	2,943,948
				5,770,207
Consumer discretionary: 0.10%
Automobiles: 0.10%
Nissan Motor Company 144A	4.81	9-17-2030	1,284,000	1,433,028
Nissan Motor Company 144A	3.52	9-17-2025	1,806,000	1,923,285
Nissan Motor Company 144A	4.35	9-17-2027	2,653,000	2,936,727
				6,293,040
Energy: 0.84%
Oil, gas & consumable fuels: 0.84%
Aker BP ASA 144A	2.88	1-15-2026	5,234,000	5,427,087
Aker BP ASA 144A	4.00	1-15-2031	2,699,000	2,880,881
Enbridge Incorporated	2.50	1-15-2025	6,605,000	6,919,146
Enbridge Incorporated	3.13	11-15-2029	4,076,000	4,348,889
Equinor ASA	3.25	11-18-2049	1,384,000	1,407,398
Galaxy Pipeline Assets Company 144A	1.75	9-30-2027	5,644,000	5,666,720
Galaxy Pipeline Assets Company 144A	2.16	3-31-2034	4,307,000	4,258,910
Galaxy Pipeline Assets Company 144A	2.63	3-31-2036	2,755,000	2,706,109
Galaxy Pipeline Assets Company 144A	2.94	9-30-2040	2,925,000	2,883,105
Oleoducto Central SA 144A	4.00	7-14-2027	2,151,000	2,302,667
Petroleos del Peru 144A	5.63	6-19-2047	2,708,000	2,985,299
Petroleos Mexicanos Company	2.38	4-15-2025	1,633,050	1,693,437
Petroleos Mexicanos Company	2.46	12-15-2025	4,032,500	4,213,464
Total Capital International SA	3.13	5-29-2050	2,942,000	2,875,258
				50,568,370
Financials: 4.17%
Banks: 2.16%
Banco Santander SA	2.75	5-28-2025	3,600,000	3,815,048
Banco Santander SA	2.75	12-3-2030	2,800,000	2,779,042
Banco Santander SA	3.49	5-28-2030	1,800,000	1,956,949
See accompanying notes to portfolio of investments

20  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Barclays Bank plc (1 Year Treasury Constant Maturity+0.80%) ±	1.01%	12-10-2024	$7,626,000	$ 7,665,039
Barclays plc (5 Year Treasury Constant Maturity+2.90%) ±	3.56	9-23-2035	10,456,000	10,667,629
BNP Paribas (U.S. SOFR+1.00%) 144A±	1.32	1-13-2027	6,902,000	6,836,469
Danske Bank A/S (1 Year Treasury Constant Maturity+1.03%) 144A±	1.17	12-8-2023	7,825,000	7,872,241
Danske Bank A/S (3 Month LIBOR+1.25%) 144A±	3.00	9-20-2022	9,363,000	9,480,121
HSBC Holdings plc (U.S. SOFR+1.29%) ±	1.59	5-24-2027	10,944,000	10,942,292
HSBC Holdings plc (U.S. SOFR+1.54%) ±	1.65	4-18-2026	4,011,000	4,056,147
HSBC Holdings plc (U.S. SOFR+1.73%) ±	2.01	9-22-2028	6,595,000	6,626,125
National Australia Bank 144A	2.33	8-21-2030	5,461,000	5,340,620
Perrigo Finance plc	4.90	12-15-2044	1,656,000	1,720,106
Royal Bank Scotland Group plc (1 Year Treasury Constant Maturity+2.55%) ±	3.07	5-22-2028	2,969,000	3,148,063
Royal Bank Scotland Group plc (5 Year Treasury Constant Maturity+2.10%) ±	3.75	11-1-2029	2,937,000	3,121,721
Santander UK Group Holdings plc (1 Year Treasury Constant Maturity+1.25%) ±	1.53	8-21-2026	12,643,000	12,667,722
Societe Generale 144A%%	3.63	3-1-2041	3,305,000	3,300,858
Societe Generale (5 Year Treasury Constant Maturity+3.00%) 144A±	3.65	7-8-2035	3,722,000	3,849,762
Standard Chartered (1 Year Treasury Constant Maturity+0.78%) 144A±	0.99	1-12-2025	4,847,000	4,841,658
Standard Chartered (1 Year Treasury Constant Maturity+1.00%) 144A±	1.46	1-14-2027	4,020,000	3,967,100
Swedish Export Credit Corporation	0.75	4-6-2023	9,312,000	9,401,528
Westpac Banking Corporation (5 Year Treasury Constant Maturity+1.75%) ±	2.67	11-15-2035	6,681,000	6,530,544
				130,586,784
Capital markets: 0.39%
Antares Holdings LP 144A	3.95	7-15-2026	3,941,000	4,015,137
CI Financial Corporation	3.20	12-17-2030	2,631,000	2,645,901
Credit Suisse Group AG (U.S. SOFR+0.98%) 144A±	1.31	2-2-2027	7,512,000	7,405,068
Credit Suisse Group AG (U.S. SOFR+2.04%) 144A±	2.19	6-5-2026	7,481,000	7,735,979
Credit Suisse Group AG (U.S. SOFR+1.56%) 144A±	2.59	9-11-2025	1,617,000	1,700,878
				23,502,963
Consumer finance: 0.15%
NTT Finance Corporation 144A%%	1.16	4-3-2026	9,379,000	9,336,889
Diversified financial services: 1.26%
AerCap Ireland Capital DAC	1.75	1-30-2026	6,015,000	5,880,518
AerCap Ireland Capital DAC	3.15	2-15-2024	4,759,000	4,997,454
AerCap Ireland Capital DAC	3.50	1-15-2025	3,117,000	3,298,451
AerCap Ireland Capital DAC	4.88	1-16-2024	901,000	983,374
BAT International Finance plc	1.67	3-25-2026	6,326,000	6,341,507
DAE Funding LLC 144A	2.63	3-20-2025	4,813,000	4,874,125
DAE Funding LLC 144A	3.38	3-20-2028	5,519,000	5,586,332
DH Europe Finance II	2.05	11-15-2022	2,999,000	3,085,933
DH Europe Finance II	2.20	11-15-2024	5,163,000	5,440,545
DH Europe Finance II	2.60	11-15-2029	3,826,000	3,997,748
Element Fleet Management Corporation 144A	3.85	6-15-2025	3,855,000	4,068,202
GE Capital International Funding Company 144A	3.45	5-15-2025	2,250,000	2,444,288
GE Capital International Funding Company 144A	4.40	5-15-2030	4,527,000	5,195,501
See accompanying notes to portfolio of investments

Wells Fargo Core Bond Portfolio  |  21

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services (continued)
GE Capital International Funding Company	4.42%	11-15-2035	$6,777,000	$ 7,739,595
Trust Fibrauno 144A	6.39	1-15-2050	3,294,000	3,746,925
Trust Fibrauno 144A	6.95	1-30-2044	800,000	956,000
UBS Group AG (1 Year Treasury Constant Maturity+1.00%) 144A±	2.10	2-11-2032	7,559,000	7,410,777
				76,047,275
Insurance: 0.21%
Arch Capital Group Limited	3.64	6-30-2050	2,501,000	2,630,228
Athene Holding Limited	3.50	1-15-2031	1,424,000	1,483,656
Athene Holding Limited	4.13	1-12-2028	3,797,000	4,207,921
Nippon Life Insurance (5 Year Treasury Constant Maturity+2.65%) 144A±	2.75	1-21-2051	4,813,000	4,772,633
				13,094,438
Health care: 0.37%
Health care equipment & supplies: 0.00%
DH Europe Finance II	3.40	11-15-2049	39,000	41,449
Pharmaceuticals: 0.31%
Shire plc	2.88	9-23-2023	3,913,000	4,131,698
Takeda Pharmaceutical	2.05	3-31-2030	7,069,000	6,954,651
Takeda Pharmaceutical	3.18	7-9-2050	4,327,000	4,219,030
Takeda Pharmaceutical	4.40	11-26-2023	3,391,000	3,732,039
				19,037,418
Semiconductors & semiconductor equipment: 0.06%
NXP BV 144A	3.15	5-1-2027	3,240,000	3,504,037
Industrials: 0.14%
Construction & engineering: 0.02%
Hutama Karya Persero PT 144A	3.75	5-11-2030	988,000	1,060,872
Transportation infrastructure: 0.12%
Adani Ports & Special Company 144A	3.00	2-16-2031	1,632,000	1,598,640
Adani Ports & Special Company 144A	3.10	2-2-2031	2,132,000	2,063,519
Adani Ports & Special Company 144A	4.20	8-4-2027	3,484,000	3,755,148
				7,417,307
Information technology: 0.11%
Semiconductors & semiconductor equipment: 0.11%
NXP BV 144A	3.88	6-18-2026	5,776,000	6,434,735
Materials: 0.09%
Metals & mining: 0.09%
Teck Resources Limited	5.20	3-1-2042	2,224,000	2,564,102
Teck Resources Limited	6.13	10-1-2035	895,000	1,144,816
Teck Resources Limited	6.25	7-15-2041	1,327,000	1,733,960
				5,442,878
See accompanying notes to portfolio of investments

22  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Real estate: 0.05%
Equity REITs: 0.05%
Scentre Group Trust 144A	3.63%	1-28-2026	$2,971,000	$ 3,229,514
Total Yankee corporate bonds and notes (Cost $354,958,433)				361,368,176
Yankee government bonds: 1.40%
Abu Dhabi Government International 144A	2.50	4-16-2025	10,978,000	11,621,377
Japan Bank for International Cooperation	1.75	10-17-2024	5,282,000	5,492,367
Republic of Chile	2.55	1-27-2032	5,424,000	5,490,119
Republic of Chile	3.10	1-22-2061	3,859,000	3,529,326
Republic of Colombia	3.13	4-15-2031	6,853,000	6,818,735
Republic of Colombia	3.88	2-15-2061	6,913,000	6,221,700
Republic of Paraguay 144A	2.74	1-29-2033	2,512,000	2,405,240
Republic of Paraguay 144A	5.40	3-30-2050	3,904,000	4,491,591
Republic of Peru	2.39	1-23-2026	5,057,000	5,256,752
Republic of Peru	3.23	7-28-2121	28,000	23,030
Republic of Philippines	2.65	12-10-2045	1,565,000	1,408,703
United Mexican States	2.66	5-24-2031	11,156,000	10,746,129
United Mexican States	3.75	4-19-2071	5,575,000	4,808,438
United Mexican States	4.35	1-15-2047	2,023,000	2,000,747
United Mexican States	4.50	4-22-2029	8,500,000	9,528,585
United Mexican States	4.60	2-10-2048	2,027,000	2,075,162
United Mexican States	4.75	3-8-2044	2,500,000	2,643,775
Total Yankee government bonds (Cost $84,907,462)				84,561,776

		Yield	Shares
Short-term investments: 7.51%
Investment companies: 7.51%
Wells Fargo Government Money Market Fund Select Class ♠∞##		0.03	454,233,013	454,233,013
Total Short-term investments (Cost $454,233,013)				454,233,013
Total investments in securities (Cost $6,783,857,694)	112.81%			6,824,761,087
Other assets and liabilities, net	(12.81)			(774,879,492)
Total net assets	100.00%			$6,049,881,595

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
See accompanying notes to portfolio of investments

Wells Fargo Core Bond Portfolio  |  23

Portfolio of investments—February 28, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$0	$194,508,775	$(194,508,775)	$0	$0	$0		0	$4,130#
Wells Fargo Government Money Market Fund Select Class	315,907,475	4,065,838,874	(3,927,513,336)	0	0	454,233,013		454,233,013	135,195
				$0	$0	$454,233,013	7.51%		$139,325

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

24  |  Wells Fargo Core Bond Portfolio

Notes to portfolio of investments—February 28, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated

Wells Fargo Core Bond Portfolio  |  25

Notes to portfolio of investments—February 28, 2021 (unaudited)

with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$1,831,153,254	$13,683,321	$1,844,836,575
Asset-backed securities	0	482,509,274	0	482,509,274
Corporate bonds and notes	0	1,415,066,666	0	1,415,066,666
Municipal obligations	0	26,063,527	0	26,063,527
Non-agency mortgage-backed securities	0	200,454,804	0	200,454,804
U.S. Treasury securities	1,955,667,276	0	0	1,955,667,276
Yankee corporate bonds and notes	0	361,368,176	0	361,368,176
Yankee government bonds	0	84,561,776	0	84,561,776
Short-term investments
Investment companies	454,233,013	0	0	454,233,013
Total assets	$2,409,900,289	$4,401,177,477	$13,683,321	$6,824,761,087
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended February 28, 2021, the Portfolio had no material transfers into/out of Level 3.

26  |  Wells Fargo Core Bond Portfolio